FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  August 28, 2006



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  62


Form 13F Information Table Value Total:  396.816
                                        (thousands)



List of Other Included Managers:


NONE












Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
AUTO DATA PROCESS	Common	53015103	7071	155936	Sole	None	 Sole
Barclays Glbl Inv	 Eft	    464287226   44452	456204   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287234   17046	181539   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287465   21066	322169   Sole  None   Sole
HOME DEPOT INC	 Common   437076102   6175    172556   Sole  None   Sole
INTL BUSINESS MAC	 Common   459200101   353	4595	   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287564   736	8788	   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287440   6788	84516	   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287507   268	3520	   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287705   19385	260103   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287606   17187	224030   Sole  None   Sole
Barclays Glbl Inv	 Eft 	    464287200   1787	14015	   Sole  None   Sole
Barclays Glbl Inv	 Eft 	    464287622   426	6177	   Sole  None   Sole
Barclays Glbl Inv	 Eft 	    464287325   212	4005	   Sole  None   Sole
Barclays Glbl Inv	 Eft 	    464287846   337	5430	   Sole  None   Sole
APPLIED MATERIALS	 Common   38222105    390	24005	   Sole  None   Sole
BAXTER INTERNATIO	 Common   71813109    6882	187227   Sole  None   Sole
BLAST ENERGY SERV	 Common   93440105    19	20000	   Sole  None   Sole
CAPITAL ONE FINAN	 Common   14040H105   7289	85306	   Sole  None   Sole
CARNIVAL CORP NEW	Common	143658300	5742	137575	Sole	None	Sole
BURLINGTON NTH SA	 Common   12189T104    213    2700	   Sole  None   Sole
CATERPILLAR INC	 Common   149123101    207	2780	   Sole  None   Sole
CHEVRON CORPORATI	 Common   166764100    7781	125385   Sole  None   Sole
CISCO SYSTEMS INC	 Common   17275R105    369	18900	   Sole  None   Sole
COMPUTRZD THERML	 Common   20557C108    1	10000	   Sole  None   Sole
COSTCO WHSL CORP	 Common   22160K105    8159	142823   Sole  None   Sole
DISNEY WALT CO	 Common   254687106    7746	258208   Sole  None   Sole
DREAMWORKS ANIMAT	 Common   26153C103    6049	264160   Sole  None   Sole
WELLS FARGO CAP T	 Pref	    94976Y207    3389	136526   Sole  None   Sole
XILINX INC	       Common   983919101    339	15000	   Sole  None   Sole
EXXON MOBIL CORPO	 Common   30231G102    438	7155	   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464286848    17317	1269579  Sole  None   Sole
FIRST DATA CORPOR	 Common   319963104    7600	168747   Sole  None   Sole
FIFTH THIRD BANCO	 Common   316773100    6018	162885   Sole  None   Sole
GANNETT CO INC DE	 Common   364730101    4272	76389	   Sole  None   Sole
GENERAL ELECTRIC	 Common   369604103    6870	208449   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287804    15366	247452   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287879    31287	450498   Sole  None   Sole
IMMUNOMEDICS INC	 Common   452907108    94	35800	   Sole  None   Sole
INTEL CORP	       Common   458140100    2645	139253   Sole  None   Sole
JOHNSON & JOHNSON	 Common   478160104    6934	115726   Sole  None   Sole
100000THS USA REA	 Common   KAD28G302    1	93250	   Sole  None   Sole
COCA COLA COMPANY  Common   191216100    6744	156774   Sole  None   Sole
LEHMAN BROS	       Pref	    524908720    3372	134435   Sole  None   Sole
LAB CP OF AMER HL	 Common   50540R409    8431	135490   Sole  None   Sole
MC DONALDS CORP	 Common   580135101    7453	221821   Sole  None   Sole
MICROSOFT CORP	 Common   594918104    6062	260196   Sole  None   Sole
PFIZER INCORPORAT	 Common   717081103    13125	559229   Sole  None   Sole
QUALCOMM INC	 Common   747525103    207	5176	   Sole  None   Sole
NASDAQ	       Eft	    631100104    226	5853	   Sole  None   Sole
NATURAL GAS SYSTE	 Common   63887P100    29	10000	   Sole  None   Sole
NORTEL NETWORKS C	 Common   656568102    62	27784	   Sole  None   Sole
ROYAL BK SCOTLAND	 Pref	    780097796    3310	137724   Sole  None   Sole
THE CHARLES SCHWA	 Common   808513105    514	32207	   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287457    32372	406231   Sole  None   Sole
SUN MICROSYSTEMS	 Common   866810104    123	29739	   Sole  None   Sole
STRYKER CORP	 Common   863667101    6253	148501   Sole  None   Sole
SYMANTEC CORP	 Common   871503108    275	17709	   Sole  None   Sole
UNITED SEC BANCSH	 Common   911460103    1313	61397	   Sole  None   Sole
VIACOM INC CL B N	 Common   92553P201    2434	67937	   Sole  None   Sole
Barclays Glbl Inv	 Eft	    922908637    564	9983	   Sole  None   Sole
WAL-MART STORES I	 Common   931142103    7241	150330   Sole  None   Sole